Income tax	12 Months Ended
Dec. 31, 2022
Income tax
Income tax

20.  Income tax

a)  In accordance with the MITL, the Company and its Mexican subsidiaries are subject to income tax and each files its tax returns on an individual entity basis and the related tax results are included in the accompanying consolidated financial statements. The income tax is computed taking into consideration the taxable and deductible effects of inflation, such as depreciation calculated on Adjusted assets values. Taxable income is increased or reduced by the effects of inflation on certain monetary assets and liabilities through the annual inflation adjustment.

(i)	Based on the approved law, corporate income tax current rate for 2022, 2021 and 2020 and thereafter is 30%.
(ii)	The tax rules include limits in the deductions of the exempt compensation amount certain items, as follows: Wages and benefits paid to workers 47% of income paid to workers and in certain cases up to 53% (holiday bonus, savings fund, employee profit sharing, seniority premiums) will be deductible for employers. As a result, certain wage and salary provisions have difference between tax and book values at year-end.
(iii)	The MITL sets forth criteria and limits for applying some deductions, such as: the deduction of payments which, in turn, are exempt income for workers, contributions for creating or increasing provisions for pension funds, contributions to the Mexican Institute of Social Security payable by the worker that are paid by the employer, as well as the possible non-deduction of payments made to related parties in the event of failing to meet certain requirements.
(iv)	Taxable income for purposes of the employee profit sharing is the same used for the Corporate Income Tax except for certain items.
(v)	A 10% withholding tax is imposed on dividends distributions to individuals and foreign shareholders from earnings generated starting January 1, 2014.

The income tax rates for 2022, 2021 and 2020 were in Guatemala 25%, Costa Rica 30% and El Salvador 30%.

b)  For the years ended December 31, 2022, 2021 and 2020, the Company reported on a combined basis taxable income of US$53,293, US$59,472 and US$15,140, respectively, which was partially offset by tax losses from prior years.

In accordance with the MITL and Costa Rican Income Tax Law (CRITL), tax losses may be carried forward against taxable income generated in the succeeding ten and three years, respectively. Carryforward tax losses are adjusted based on inflation.

In accordance with Guatemala Income Tax Law (GITL) and El Salvador Income Tax Law (ESITL), tax losses cannot be carried forward against taxable income generated.

c)  An analysis of consolidated income tax expense for the years ended December 31, 2022, 2021 and 2020 is as follows:

Consolidated statements of operations

	2022		2021			2020
Current year income tax expense	US$	(15,456)	US$	(17,903)		US$	(3,978)
Deferred income tax (expense) benefit		67,595		(12,670)	(1)		65,709	(2)
Total income tax benefit (expense)	US$	52,139	US$	(30,573)		US$	61,731

(1)    Includes translation effect by US$ (118)

(2)    Includes translation effect by US$ 90

Consolidated statements of comprehensive income

	2022		2021		2020
Deferred income tax related to items recognized in OCI during the year
Net (loss) gain cash flow hedges	US$	(80)	US$	(274)	US$	2,347
Remeasurement (loss) gain of employee benefits		(79)		138		39
Deferred income tax recognized in OCI	US$	(159)	US$	(136)	US$	2,386

d)  A reconciliation of the statutory corporate income tax rate to the Company’s effective tax rate for financial reporting purposes is as follows:

The Company’s effective income tax reconciliation using domestic tax rate

	2022	%	2021	%	2020	%
Statutory income tax rate	(39,709)	30.00%	41,108	30.00%	(76,036)	30.00%
Amendment tax return effects and other tax adjustments	1,242	(0.94)%	(29)	(0.02)%	(3,563)	1.41%
Inflation on furniture, intangible and equipment	(309)	0.23%	(2,323)	(1.70)%	(873)	0.34%
Inflation of tax losses	(4,335)	3.28%	(1,971)	(1.44)%	(676)	0.27%
Foreign countries difference with Mexican statutory rate	(9)	0.00%	124	0.10%	175	(0.07)%
Annual inflation adjustment	(11,200)	8.46%	(7,971)	(5.82)%	2,591	(1.02)%
Recorded deferred taxes on tax losses	7	0.00%	(434)	(0.32)%	3,733	(1.47)%
Non-deductible expenses	7,695	(5.81)%	2,069	1.51%	12,918	(5.10)%
Difference in Foreign Exchange income (loss) for tax purposes	(5,521)	4.17%	—	—	—	—
	(52,139)	39.39%	30,573	22.31%	(61,731)	24.36%

Mexican income tax matters

For Mexican purposes, corporate income tax is computed on accrued basis. MITL requires taxable profit to be determined by considering revenue net of tax deductions. Prior years’ tax losses can be utilized to offset current year taxable income. Income tax is determined by applying the 30% rate on the net amount after tax losses utilization. For tax purposes, income is considered taxable at the earlier of: (i) the time the revenue is collected, (ii) the service is provided or (iii) the time of the issuance of the invoice. Expenses are deductible for tax purposes generally on accrual basis, with some exceptions, once the requirements established in the tax law are fulfilled.

Central America (Guatemala, Costa Rica and El Salvador)

According to Guatemala Corporate Income tax law, under the regime on profits from business activities, net operating losses cannot offset taxable income in prior or future years. For the years ended December 31, 2022, 2021 and 2020, our subsidiary in Guatemala generated tax losses of US$10, US$32 and US$91, respectively.

According to Costa Rica Corporate Income tax law, under the regime on profits from business activities, tax losses can offset taxable income in a term of three years. For the year ended December 31, 2022, our subsidiary in Costa Rica generated net operating gain for an amount of US$3,869. For the years ended December 31, 2021 and 2020, our subsidiary in Costa Rica generated net operating losses for an amount of US$5,947 and US$2,794, respectively, for which no deferred tax asset has been recognized.

According to El Salvador Corporate Income tax law, under the regime on profits from business activities, net operating losses cannot offset taxable income in prior or future years. For the year ended December 31, 2022, our subsidiary in El Salvador generated net operating gain for an amount of US$17,078. For the years ended December 31, 2021 and 2020, our subsidiary in El Salvador generated net operating losses for an amount of US$2,601 and US$833, respectively.

e)  An analysis of consolidated deferred taxes is as follows:

	2022				2021
	Consolidated		Consolidated		Consolidated		Consolidated
	statement of		statement of		statement of		statement of
	financial position		operations		financial position		operations

Deferred income tax assets:
Lease liability	US$	755,855	US$	122,856	US$	633,033	US$	(7,745)
Unearned transportation revenue		58,010		48,176		9,885		(53,134)
Aircraft and engine lease return obligation		77,007		23,951		53,056		15,448
Tax losses available for offsetting against future taxable income		38,387		33,122		4,865		(24,499)
Intangible		29,687		(364)		30,052		10,430
Allowance for doubtful accounts		4,854		(1,510)		6,356		3,599
Employee benefits		2,486		2,104		294		(391)
Employee profit sharing		134		(3,672)		3,805		4,076
Non derivative financial instruments		—		—		—		24,360
		966,420		224,663		741,346		(27,856)
Deferred income tax liabilities:
Right of use asset		571,521		106,233		465,382		(57,188)
Supplemental rent		55,479		(7,872)		63,351		(29,592)
Rotable spare parts, furniture and equipment, net		120,561		54,960		65,618		29,015
Provisions		7,345		4,200		2,430		12,789
Inventories		4,594		338		4,256		215
Other prepayments		376		(1,034)		1,431		675
Derivative Financial instruments		33		—		113		—
Prepaid expenses and other assets		8,963		243		8,684		29,017
		768,872		157,068		611,265		(15,069)
	US$	197,548	US$	67,595	US$	130,081	US$	(12,787)

Reflected in the consolidated statement of financial position as follows:

	2022		2021

Deferred tax assets	US$	208,010	US$	141,272
Deferred tax liabilities		(10,462)		(11,191)
Deferred tax assets, net	US$	197,548	US$	130,081

A reconciliation of deferred tax asset, net is as follows:

	2022		2021
Opening balance as of January 1,	US$	130,081	US$	146,816
Deferred income tax benefit (expense) during the current year recorded on profits*		67,595		(12,787)
Deferred income tax expense during the current year recorded in accumulated other comprehensive loss		(159)		(136)
Conversion effects		31		(3,812)
Closing balance as of December 31,	US$	197,548	US$	130,081

* In 2021 includes the tax effect of the discontinuation of the hedging reserve by US$24 million.

According to IAS 12, Income Taxes, a deferred tax asset should be recognized for the carry-forward of available tax losses to the extent that it is probable that future taxable income will be available against which the available tax losses can be utilized. In these regards, the Company has recognized as of December 31, 2022 and 2021 a deferred tax asset for tax losses of US$38,387 and US$4,865, respectively.

An analysis of the available tax losses carry-forward of the Company at December 31, 2022 is as follows:

Year	Historical		Inflation adjusted				Total remaining		Year of
of loss	Loss		tax loss		Utilized		amount		expiration
2019	US$	239	US$	304	US$	166	US$	138	2029
2020		5,461		5,461		2,126		3,335	2023
2020		2,745		3,427		103		3,324	2030
2021		6,457		6,404		—		6,404	2024
2021		550		651		—		651	2031
2022		110,922		114,105		—		114,105	2032
	US$	126,374	US$	130,352	US$	2,395	US$	127,957

During the years ended December 31, 2022 and 2021 the Company utilized US$4,035 and US$94,489, respectively of the available tax loss carry-forwards.

During the year ended December 31, 2022 the Company recognized US$110,922 of the available tax loss carry-forwards.

A breakdown of available tax loss carry-forward of Controladora and its subsidiaries as of December 31, 2022 is as follows:

	Historical		Inflation adjusted				Total
	loss		tax loss		Utilized		remaining amount
Concesionaria	US$	110,685	US$	113,861	US$	—	US$	113,861
Vuela Aviación		13,476		13,423		3,684		9,739
Comercializadora		2,628		3,256		166		3,090
Viajes Vuela		1,143		1,370		103		1,267
	US$	127,932	US$	131,910	US$	3,953	US$	127,957
Unrecognized NOLs								—
							US$	127,957
Tax rate								30%
Deferred income tax							US$	38,387

The temporary differences associated with investments in the Company’s subsidiaries, for which a deferred tax liability has not been recognized in the periods presented, aggregate in 2022 was US$ 7,143 ( 2021 US$7,648). The Company has determined that the undistributed profits of its subsidiaries will not be distributed in the foreseeable future. The Company has an agreement with its associate that the profits of the associate will not be distributed until it obtains the consent of the Company. The Company does not anticipate giving such consent at the reporting date. Furthermore, the Group will not distribute its profits until it obtains the consent of all venture partners.

e)  At December 31, 2022 the Company had the following tax balances:

	2022
Adjusted contributed capital account (Cuenta de capital de aportación or “CUCA”)	US$	489,080
CUFIN*		226,885

* The calculation comprises all the subsidiaries of the Company.

As of December 31, 2022, the Company has tax proceedings regarding uncertain tax positions by an amount of about U.S. $31 million, associated to the deductibility of certain Company expenses during 2013 and 2014. The Company has filed legal administrative procedures. Volaris considers that has solid arguments to believe that it will not have adverse effects. Nonetheless, until all stages in the procedures are exhausted in each proceeding, the Company cannot assure the achievement of a final favorable resolution.